Income Taxes - Unrecognized tax benefits activity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of Unrecognized Tax Benefits [Roll Forward]
Balance-beginning of year	$ 29,523	$ 0
Acquisitions	0	29,701
Increases based on tax positions of the current year	1,005	795
Decreases due to lapse of statute	(236)	0
Increases based on tax positions of the prior years	1,963	0
Decreases based on tax positions of the prior years	(664)	0
Currency translation adjustments	(1,427)	(973)
Balance-end of year	$ 30,164	$ 29,523